Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000250884
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class A Shares
Trading Symbol	EEQAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$76	1.55%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%
AssetsNet	$ 8,292,412
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,292,412
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$0
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.8%
Exchange-Traded Funds	7.7%
Money Market Funds	5.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	3.6%
Materials	4.5%
Real Estate	4.5%
Industrials	5.4%
Money Market Funds	5.7%
Equity	8.0%
Health Care	8.0%
Energy	8.1%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Financials	12.5%
Technology	13.1%
Communications	13.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	5.7%
Marsh & McLennan Companies, Inc.	5.6%
Aon plc, Class A	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Hershey Company (The)	3.1%
Hewlett Packard Enterprise Company	2.8%
Skyworks Solutions, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250886
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class I Shares
Trading Symbol	EEQIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	1.30%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 8,292,412
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,292,412
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$0
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.8%
Exchange-Traded Funds	7.7%
Money Market Funds	5.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	3.6%
Materials	4.5%
Real Estate	4.5%
Industrials	5.4%
Money Market Funds	5.7%
Equity	8.0%
Health Care	8.0%
Energy	8.1%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Financials	12.5%
Technology	13.1%
Communications	13.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	5.7%
Marsh & McLennan Companies, Inc.	5.6%
Aon plc, Class A	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Hershey Company (The)	3.1%
Hewlett Packard Enterprise Company	2.8%
Skyworks Solutions, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000199071
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class A Shares
Trading Symbol	BTSAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
AssetsNet	$ 7,235,708
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000199072
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class C Shares
Trading Symbol	BTSCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.50%
AssetsNet	$ 7,235,708
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000199073
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class I Shares
Trading Symbol	BTSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 7,235,708
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000199074
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class R Shares
Trading Symbol	BTSRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
AssetsNet	$ 7,235,708
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000126293
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class A Shares
Trading Symbol	BTFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	1.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%
AssetsNet	$ 49,614,326
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 270,726
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000126294
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class C Shares
Trading Symbol	BTFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$135	2.72%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.72%
AssetsNet	$ 49,614,326
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 270,726
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000126295
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class I Shares
Trading Symbol	BTFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	1.72%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
AssetsNet	$ 49,614,326
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 270,726
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000150698
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class R Shares
Trading Symbol	BTFRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$110	2.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.22%
AssetsNet	$ 49,614,326
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 270,726
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.